Label	Element	Value
Edibles And Infusions Corporation [Member]
Issue Cost Related To Business Combination	ogi_IssueCostRelatedToBusinessCombination	$ 12,000
Laurentian Organic, Inc [Member]
Issue Cost Related To Business Combination	ogi_IssueCostRelatedToBusinessCombination	55,000
Top Up Rights [Member]
Issue Cost Related To Business Combination	ogi_IssueCostRelatedToBusinessCombination	$ 18,000